Financial Assets at Amortised Cost - Reverse Repurchase Agreements (Details) $ in Thousands	Dec. 31, 2020 ARS ($)
Reverse Repurchase Agreements [Abstract]
BCRA repos	$ 49,187,908
Allowances for loan losses	(500,941)
TOTAL	$ 48,686,967